Financial Assets and Financial Liabilities - Pre-Export Facility Agreement - Additional Information (Detail) $ in Thousands, ₽ in Millions, € in Millions	12 Months Ended
	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 RUB (₽)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Outstanding balance of borrowings	₽ 408,955	₽ 397,900
Finance income	34,056	633	₽ 1,176
VTB facilities [member]
Disclosure of detailed information about borrowings [line items]
Finance income	12,101
VTB Euro-denominated [member] | VTB facilities [member]
Disclosure of detailed information about borrowings [line items]
Outstanding balance of borrowings	66,368				€ 897
Pre-export facility [member] | VTB facilities [member]
Disclosure of detailed information about borrowings [line items]
Amount pre-export facility agreement outstanding	7	₽ 57,829		$ 100		$ 1,003,964
Finance income	₽ 12,854